Note 11 - Long-term Debt - Financing Costs Included in Loan Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance, at beginning of the period	$ 18,863	$ 22,913
Additions	3,381	4,075
Amortization and write-off	(7,826)	(8,125)
Balance, at end of the period	14,418	$ 18,863
Less: Current portion of financing costs	(4,395)
Financing costs, non-current portion	$ 10,023